PROVISION FOR INCOME TAXES (Details1)	9 Months Ended
Sep. 30, 2012
Provision For Income Taxes Details1
Federal statutory tax rate	34.00%
Effective Tax Rate	34.00%
Valuation Allowance	(34.00%)
Net Effective Tax Rate	0.00%